Revenue from Contract with Customers (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Information about the Company’s revenue by geography is as follows:

	Six Months Ended June 30,
	2022	2021
Revenue by geography (1)
Asia Pacific	$1,525	$1,690
North America	521	-
Other	342	16
Total revenue	$2,388	$1,706
(1)Revenue by geography is based on the geographical location of the customer.

Contract with Customer, Contract Asset, Contract Liability, and Receivable
The Company’s contract liabilities consist of payments received from customers, or such consideration contractually due, in advance of providing the satellite imagery or related service. Amounts included in Contract liabilities are as follows:

	June 30,	December 31,
	2022	2021
Non-current	$1,000	$1,000
Current	2,654	935
Total	$3,654	$1,935

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	The following table represents the total transaction price for the remaining performance obligations as of June 30, 2022 related to non-cancellable contracts longer than 12 months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$8,551	$12,572	$11,956	$17,526